091-15199

For Internal Use Only
Sec File No. 9-

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2013 JAN 23 PM 3:32
SEC / TM

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and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005053

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: January 22, 2013

Act	Securities Exchange Act of 1934
~~Section~~	~~19b-4~~
Rule	19b-4(e)
Public Availability:	JAN 23 2013

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
COMMENCING ON JANUARY 16, 2013

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
MLPJ	Trust	Investment Company Units	Solactive Junior MLP Index	Various World Markets	Broad
DBIZ	Trust	Investment Company Units	Multi-asset including stocks, bonds, inflation-sensitive securities and cash	Various World Markets	Broad
IMLP	Corporation	Index Linked Notes	S&P MLP Index	Various U.S. Markets	Broad
QDF	Trust	Investment Company Units	Northern Trust Quality Dividend Index	Various U.S. Markets	Broad
QDEF	Trust	Investment Company Units	Northern Trust Quality Dividend Defensive Index	Various U.S. Markets	Broad
QDYN	Trust	Investment Company Units	Northern Trust Quality Dividend Dynamic Index	Various U.S. Markets	Broad
GSGO	Trust	Investment Company Units	GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index	Various World Markets	Broad
GSMA	Trust	Investment Company Units	GS Momentum Builder Multi-Asset Index	Various World Markets	Broad
GSAX	Trust	Investment Company Units	GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index	Various World Markets	Broad
GSRA	Trust	Investment Company Units	GS Risk-Adjusted Return U.S. Large Cap Index	Various U.S. Markets	Broad

BATS
Making Markets Better®

January 22, 2013

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding ten (10) derivative securities products that commenced trading on BATS Exchange on January 16, 2013. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 23 2013